Equity (Details) $ / shares in Units, $ in Thousands					9 Months Ended
	Jul. 31, 2018 $ / shares	May 11, 2018 $ / shares	Mar. 09, 2018	Feb. 27, 2018 $ / shares	Sep. 30, 2018 USD ($) Vote $ / shares shares	Dec. 31, 2017 USD ($)
Equity [Abstract]
Share capital | $					$ 10,022	$ 10,022
Shares outstanding (in shares) | shares					100,217,260
Nominal value per share (in dollars per share)					$ 0.10
Voting right per share | Vote					1
Treasury shares held (in shares) | shares					0
Increase (decrease) in treasury shares (in shares) | shares					0
Fourth Quarter [Member]
Equity [Abstract]
Dividend declared and paid (in dollars per share)				$ 0.31
First Quarter [Member]
Equity [Abstract]
Dividend declared and paid (in dollars per share)		$ 0.32
Second Quarter [Member]
Equity [Abstract]
Dividend declared and paid (in dollars per share)	$ 0.34
Abengoa [Member]
Equity [Abstract]
Ownership interest			16.50%		16.47%
Algonquin [Member]
Equity [Abstract]
Ownership interest			25.00%